BUSINESS COMBINATIONS - Acquisition of Walmeric Soluciones, S.L. (Details) € in Thousands, $ in Thousands		Jul. 08, 2021 EUR (€)	May 11, 2021	Dec. 31, 2021 USD ($)		Jul. 08, 2021 USD ($)	Jul. 08, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Closing cash payment | $	[2]			$ 161,107	[1]			$ 84,643	$ 103,978
Other financial liabilities | $				66,932				74,376
Put option on minority interest of Walmeric
Disclosure of detailed information about business combination [line items]
Other financial liabilities | $				15,423				$ 0
Walmeric
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						80.00%	80.00%
Closing cash payment							€ 36,000
Additional cash payment							3,525
Closing payment, subject to deductions or adjustments							5,600
Business combination, consideration transferred, amount held in escrow							€ 3,600
Non-controlling interest in acquiree recognised at acquisition date | $				2,648		$ 2,648
Proportion of ownership interests held by non-controlling interests		20.00%	20.00%
Walmeric | Put option on minority interest of Walmeric
Disclosure of detailed information about business combination [line items]
Other financial liabilities | $				$ 15,423		$ 16,285
Discount interest rate over call and put option on non-controlling interest						0.0095	0.0095
Walmeric | Tranche 1 Shares
Disclosure of detailed information about business combination [line items]
Consideration paid through issuance of common shares		€ 2,000
Value of share options exercised in share-based payment arrangement		4,000
Walmeric | Tranche 2 Shares
Disclosure of detailed information about business combination [line items]
Consideration paid through issuance of common shares		1,000
Value of share options exercised in share-based payment arrangement		4,000
Walmeric | Tranche 3 Shares
Disclosure of detailed information about business combination [line items]
Consideration paid through issuance of common shares		2,000
Value of share options exercised in share-based payment arrangement		4,000
Walmeric | Tranche 4 Shares
Disclosure of detailed information about business combination [line items]
Consideration paid through issuance of common shares		€ 600

[1]	As of December 31, 2021, the Company issued 10,088, 10,842 and 7,032 common shares for a total amount of 2,149, 2,372 and 2,100, respectively, according to the subscription agreement included in the stock purchase agreement signed with Hybrido´s, Walmeric´s and Navint's sellers, these were non-cash transaction. As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers, these were non-cash transaction.
[2]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)